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                                  PRUDENTIAL






                                         July 1, 2004

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:   Dryden Municipal Bond Fund
                 (File No. 33-10649)
                 --------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment
No. 26 and (ii) that the text of Post-Effective Amendment No. 26 was filed electronically on June 29, 2004.


                                       Dryden Municipal Bond Fund


                                       By:  /s/Jonathan D. Shain
                                            -----------------------
                                            Jonathan D. Shain
                                            Assistant Secretary



cc:  Alice J. Gerstel